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                                Ropes & Gray LLP
                           1211 Avenue of the Americas
                               New York, NY 10036


                                                             November 2, 2007

VIA EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of WisdomTree Trust (the "Trust')
               (File Nos. 333-132380 and 811-21864)

Ladies and Gentlemen:

On behalf of the Trust enclosed for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 10 to the Trust's Registration Statement under the Investment Company Act of 1940, as amended.

The purpose of this Post-Effective Amendment is to reflect the addition of one new series to the Trust, and to make certain non-material changes to the Trust's Registration Statement.

Should you have any questions, please do not hesitate to call me at 212-596-9337. Thank you for your assistance.


Respectfully submitted,

/s/ A. Michael Primo

A. Michael Primo

cc:  Robert J. Borzone, Jr.
     Ropes & Gray LLP